NOTES PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Dec. 15, 2023	Oct. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayments of convertible debt			$ 650,969	$ 1,225,000
Convertible notes payable			218,750	625,000
Convertible Promissory Note Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount					$ 350,000
Repayments of convertible debt	$ 50,000	$ 200,000
Convertible notes payable			$ 100,000	$ 100,000